Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)

11. Accumulated Other Comprehensive Income (Loss)

The components of accumulated other comprehensive income (loss) are as follows (in millions):

		Derivative	Defined
	Currency	Financial	Benefit
	Translation	Instruments,	Plans,
	Adjustments	Net of Tax	Net of Tax	Total
Balance at December 31, 2010	$133	$6	$(48)	$91

Accumulated other comprehensive income (loss) before reclassifications	(65)	(28)	20	(73)
Amounts reclassified from accumulated other comprehensive income (loss)	—	(35)	(6)	(41)

Balance at December 31, 2011	$68	$(57)	$(34)	$(23)

Accumulated other comprehensive income (loss) before reclassifications	64	77	(29)	112
Amounts reclassified from accumulated other comprehensive income (loss)	—	22	(4)	18

Balance at December 31, 2012	$132	$42	$(67)	$107

Accumulated other comprehensive income (loss) before reclassifications	(90)	(29)	48	(71)
Amounts reclassified from accumulated other comprehensive income (loss)	(25)	(8)	(7)	(40)

Balance at December 31, 2013	$17	$5	$(26)	$(4)

The components of amounts reclassified from accumulated other comprehensive income (loss) are as follows (in millions):

	Years Ended December 31,
	2013				2012				2011
	Currency	Derivative	Defined		Currency	Derivative	Defined		Currency	Derivative	Defined
	Translation	Financial	Benefit		Translation	Financial	Benefit		Translation	Financial	Benefit
	Adjustments	Instruments	Plans	Total	Adjustments	Instruments	Plans	Total	Adjustments	Instruments	Plans	Total
Revenue	$—	$(16)	$—	$(16)	$—	$6	$—	$6	$—	$(11)	$—	$(11)
Cost of revenue	—	6	—	6	—	26	—	26	—	(38)	—	(38)
Selling, general, and administrative	—	—	(8)	(8)	—	—	(6)	(6)	—	—	(7)	(7)
Other income (expense), net	(25)	—	—	(25)	—	—	—	—	—	—	—	—
Tax effect	—	2	1	3	—	(10)	2	(8)	—	14	1	15

	$(25)	$(8)	$(7)	$(40)	$—	$22	$(4)	$18	$—	$(35)	$(6)	$(41)

The Company’s reporting currency is the U.S. dollar. A majority of the Company’s international entities in which there is a substantial investment have the local currency as their functional currency. As a result, currency translation adjustments resulting from the process of translating the entities’ financial statements into the reporting currency are reported in other comprehensive income or loss in accordance with ASC Topic 830 “Foreign Currency Matters” (“ASC Topic 830”). For the year ended December 31, 2013 a majority of these local currencies weakened against the U.S. dollar resulting in a net other comprehensive loss of $90 million upon the translation from local currencies to the U.S. dollar. Due to the sale of a foreign subsidiary during the second quarter of 2013, $25 million of currency translation gains were reclassified from accumulated other comprehensive income (loss) into other income (expense), net in the Consolidated Statements of Income. For the year ended December 31, 2012 a majority of these local currencies strengthened against the U.S. dollar resulting in a net other comprehensive income of $64 million upon the translation from local currencies to the U.S. dollar while for the year ended December 31, 201l a majority of these local currencies weakened against the U.S. dollar resulting in a net other comprehensive loss of $65 million.

The effect of changes in the fair values of derivatives designated as cash flow hedges are accumulated in other comprehensive income (loss), net of tax, until the underlying transactions to which they are designed to hedge are realized. The movement in other comprehensive income (loss) from period to period will be the result of the combination of changes in fair value for open derivatives and the outflow of other comprehensive income (loss) related to cumulative changes in the fair value of derivatives that have settled in the current or prior periods. The accumulated effect was other comprehensive loss of $37 million (net of tax of $18 million) for the year ended December 31, 2013, other comprehensive income of $99 million (net of tax of $39 million) for the year ended December 31, 2012 and other comprehensive loss of $63 million (net of tax of $25 million) for the year ended December 31, 2011.